Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure Of Detailed Information About Replacement Costs Profit (Loss) Before Interest And Tax [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2023	2022	2023	2022
gas & low carbon energy	2,289	2,737	9,636	1,213
oil production & operations	2,568	7,237	5,885	11,068
customers & products	555	3,531	3,235	5,512
other businesses & corporate	(297)	(1,028)	(387)	(25,747)
	5,115	12,477	18,369	(7,954)
Consolidation adjustment – UPII*	(30)	(21)	(52)	13
	5,085	12,456	18,317	(7,941)
Inventory holding gains (losses)*
gas & low carbon energy	—	(9)	1	16
oil production & operations	—	(7)	1	(6)
customers & products	(732)	2,162	(1,334)	5,637
Profit (loss) before interest and tax	4,353	14,602	16,985	(2,294)
Finance costs	920	556	1,763	1,220
Net finance expense/(income) relating to pensions and other post-retirement benefits	(61)	(17)	(119)	(37)
Profit (loss) before taxation	3,494	14,063	15,341	(3,477)

RC profit (loss) before interest and tax*
US	2,244	3,322	5,319	5,599
Non-US	2,841	9,134	12,998	(13,540)
	5,085	12,456	18,317	(7,941)